Intangible Assets and Goodwill - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets And Goodwill [Line Items]
FCC licenses renewal term		8 years
Goodwill	$ 11,424	$ 13,102	$ 11,424
Amortization of intangible assets		1,300	300
FMG Valdosta, LLC and FMG Kentucky, LLC
Intangible Assets And Goodwill [Line Items]
Goodwill acquired	13,100
FMG Valdosta, LLC and FMG Kentucky, LLC | Trade Name
Intangible Assets And Goodwill [Line Items]
Finite-lived intangible assets acquired preliminary valuation		700
FMG Valdosta, LLC and FMG Kentucky, LLC | Customer List
Intangible Assets And Goodwill [Line Items]
Finite-lived intangible assets acquired preliminary valuation		$ 2,900
Acquired finite-lived intangible assets useful life		3 years
FCC Licenses
Intangible Assets And Goodwill [Line Items]
Indefinite-lived intangible assets, carrying amount	$ 63,300	$ 63,300	$ 63,300